42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
StatementsOfCashFlowsLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	R$ 989,206	R$ 1,476,818	R$ 1,320,728
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	48,512	13,664	76,883
Loans and financing granted to related parties	(5,145)	(9,422)	(29,400)
Receipt of loans and financing granted to related parties	24,985	5,112	7,805
Disposal of investments	484,608	0	0
Additions in investments	(248,243)	(505,098)	(528,629)
Capital reduction of investees	0	74,983	0
Additions to property, plant and equipment	(1,205,508)	(1,284,436)	(752,529)
Additions to intangible assets	(806,240)	(928,727)	(968,802)
NET CASH GENERATED FROM (USED IN) INVESTING ACTIVITIES	(1,581,173)	(2,511,075)	(1,951,618)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	800,044	93,806	1,836,190
Issue of Debentures	2,242,521	1,822,965	1,168,633
Dividends and interest on own capital paid	(506,404)	(368,956)	(307,528)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	649,969	535,603	1,371,486
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	58,002	(498,654)	740,596
Cash and cash equivalents at the beginning of the period	982,073	1,480,727	740,131
Cash and cash equivalents at the end of the period	1,040,075	982,073	1,480,727
CHANGE IN CASH AND CASH EQUIVALENTS	58,002	(498,654)	740,596
Companhia Paranaense de Energia – Copel
StatementsOfCashFlowsLineItems [Line Items]
NET CASH GENERATED IN OPERATING ACTIVITIES	440,406	1,905,189	1,455,819
CASH FLOWS FROM INVESTMENT ACTIVITIES
Financial investments	24	23	(148)
Loans and financing granted to related parties	(251,856)	(87,272)	(36,800)
Receipt of loans and financing granted to related parties	124,122	5,112	15,359
Disposal of investments	397,572	0	0
Additions in investments	(574,347)	(1,489,563)	(1,235,576)
Capital reduction of investees	170,000	0	0
Additions to property, plant and equipment	(282)	(224)	(134)
Additions to intangible assets	(499)	(122)	(292)
NET CASH GENERATED FROM (USED IN) INVESTING ACTIVITIES	(135,266)	(1,572,046)	(1,257,591)
CASH FLOWS FROM FINANCING ACTIVITIES
Loans and financing obtained from third parties	77,000	0	640,005
Issue of Debentures	520,000	0	0
Amortization of principal - loans and financing	(83,000)	(6,000)	(606,000)
Amortization of principal - debentures	(333,300)	0	0
Dividends and interest on own capital paid	(475,103)	(306,700)	(241,442)
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	(294,403)	(312,700)	(207,437)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	10,737	20,443	(9,209)
Cash and cash equivalents at the beginning of the period	46,096	25,653	34,862
Cash and cash equivalents at the end of the period	56,833	46,096	25,653
CHANGE IN CASH AND CASH EQUIVALENTS	R$ 10,737	R$ 20,443	R$ (9,209)